Loans (Recorded Investment in Non-Accrual Loans by Class) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in non-accrual loans	$ 4,863	$ 3,101
Commercial Real Estate - construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in non-accrual loans	173	173
Commercial Real Estate - other [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in non-accrual loans	2,851	356
Consumer - Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in non-accrual loans	28	152
Consumer - Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in non-accrual loans	1
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in non-accrual loans	$ 1,810	$ 2,420